Debt - Narrative (Details) - USD ($)				1 Months Ended	12 Months Ended
	Nov. 14, 2022	Jun. 10, 2022	Jun. 10, 2020	Oct. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 13, 2022	Apr. 24, 2020
Debt Instrument [Line Items]
Debt issuance costs paid					$ 5,092,000	$ 960,000
Long-term debt, net					360,628,000	137,119,000
Gain on Paycheck Protection Program loan forgiveness	$ (11,851,000)				0	1,535,000
Prior Through May 17, 2024
Debt Instrument [Line Items]
Leverage ratio		4.5
Current Through March 31, 2024
Debt Instrument [Line Items]
Leverage ratio		4.75
After May 17, 2024
Debt Instrument [Line Items]
Leverage ratio		4.25
Paycheck Protection Program Loan, CARES Act
Debt Instrument [Line Items]
Long-term debt, net								$ 1,512,000
Gain on Paycheck Protection Program loan forgiveness				$ 1,512,000
Gain on extinguishment of debt, interest				$ 23,000
Line of Credit | Credit Agreement
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 192,000,000
Line of credit drawn		$ 192,000,000,000
Debt issuance costs paid					5,092,000	960,000
Percentage of mandatory repayment of principal amount			0.50%
Mandatory prepayment					0	0
Periodic payment			$ 48,000,000
Premium percentage on principal repayment			10.00%
Premium amount on principal repayment			$ 4,800,000
Debt default additional interest rate			2.00%
Prepayment penalty, year one		2.00%
Prepayment penalty, year two		2.00%
Fair value					$ 394,785,000	142,963,000
Line of Credit | Credit Agreement | Interest Expense
Debt Instrument [Line Items]
Accrued premium						$ 1,118,000
Line of Credit | Credit Agreement | Index Rate
Debt Instrument [Line Items]
Variable rate			7.00%
Line of Credit | Credit Agreement | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Variable rate			8.00%		11.70%	9.50%
Line of Credit | Credit Agreement, Second Amdendment
Debt Instrument [Line Items]
Debt issuance costs paid					$ 955,000
Increase in borrowing capacity							$ 60,000,000
Line of Credit | Supplemental Facility I | Secured Debt
Debt Instrument [Line Items]
Term loan	140,800,000
Debt issuance costs	3,387,000
Periodic payment	$ 704,000
Interest rate during period	12.50%
Line of Credit | Supplemental Facility II | Secured Debt
Debt Instrument [Line Items]
Term loan	$ 30,000,000
Debt issuance costs	750,000
Periodic payment	$ 7,500,000
Interest rate during period	8.70%
Line of Credit | Supplemental Facility II | Index Rate
Debt Instrument [Line Items]
Variable rate			3.20%
Line of Credit | Supplemental Facility II | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Variable rate			4.20%